Taxation - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	19.00%	19.25%	20.00%
Unrecognized deferred tax asset percent	17.00%	17.00%
Unrecognized deferred tax asset	£ 6,650	£ 5,430
U.S. federal tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	27.60%	35.00%	35.00%